LEASES (Details - Lease maturity) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Leases
Future payment		$ 18
2025	[1]	0
Operating lease liability		$ 18	$ 37

[1]	Denotes amount less than US$1,000